UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.

1.    Name and address of issuer:

      BNY MELLON FUNDS TRUST

      200 Park Avenue

      New York, NY  10166

2.    The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):    [  X  ]

3.    Investment Company Act File Number: 811-09903

      Securities Act File Number: 333-34844

4(a). Last day of fiscal year for which this notice is filed:

            August 31, 2017

4(b). [   ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [   ] Check box if this is the last time the issuer will be filing this Form.

BNY Mellon Asset Allocation Fund – Investor Shares

(formerly, BNY Mellon Balanced Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 391,909 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (4,302,297) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (4,308,780) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (8,611,077) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (8,219,168) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$ N\A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-

                                                                    =============

BNY Mellon Asset Allocation Fund – Class M Shares

(formerly, BNY Mellon Balanced Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 28,397,422 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (45,763,787) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (13,347,216) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (59,111,003) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (30,713,581) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$ N\A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                        =============

BNY Mellon Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,340,561 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (9,228,455) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (12,005,335) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (21,233,790) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (19,893,229) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                  =============

BNY Mellon Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 163,920,476 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (161,615,685) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (390,660,548) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (552,276,233) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(388,355,757) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                          =============

BNY Mellon Corporate Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 8,407,300 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (13,097,169) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (2,988,428) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (16,085,597) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(7,678,297) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                          =============

BNY Mellon Corporate Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 175,077,839 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (232,508,570) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 0 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (232,508,570) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (57,430,731) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                          =============

BNY Mellon Emerging Markets Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 10,761,255 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (20,898,496) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (15,231,289) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (36,129,785) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (25,368,530) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$   -0-

                                                                          =============

BNY Mellon Emerging Markets Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 181,551,009 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (130,130,682) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (1,367,658,781) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (1,497,789,463) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 --------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (1,316,238,454) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$     0

                                                                          =============

BNY Mellon Focused Equity Opportunities Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 427,610 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (4,329,680) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (9,795,183) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (14,124,863) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ - ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (13,697,253) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                          =============

BNY Mellon Focused Equity Opportunities – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 72,071,360 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (83,414,715) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (117,056,125) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (200,470,840) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ - ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (128,399,480) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                          =============

BNY Mellon Income Stock Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 8,038,656 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (12,852,062) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (7,831,511) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (20,683,573) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ --------------
(vi)	Redemption credits available for use in future years – if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (12,644,917) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                         =============

BNY Mellon Income Stock Fund – Class A

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 5,436,762 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (698,411) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0- ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (698,411) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 4,738,351 --------------
(vi)	Redemption credits available for use in future years – if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$-0- ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 549.17 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$ 549.17

                                                                         =============

BNY Mellon Income Stock Fund – Class C

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,398,802 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (288,341) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0- ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (288,341) ------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 1,110,461 --------------
(vi)	Redemption credits available for use in future years – if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ 0 ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 128.70 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$ 128.70

                                                                       =============

BNY Mellon Income Stock Fund – Class I

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 6,523,430 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (546,828) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0- ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (546,828) ------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 5,976,602 --------------
(vi)	Redemption credits available for use in future years – if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ 0 ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 692.69 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$     692.69

                                                                         =============

BNY Mellon Income Stock Fund – Class Y

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 0 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 0 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0- ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 0 ------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- --------------
(vi)	Redemption credits available for use in future years – if Item 5(I) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ 0 ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    0

                                                                        -------------

BNY Mellon Income Stock Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 258,460,544 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (195,706,156) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (28,595,265) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (224,301,421) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 34,159,123 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$-0- ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 3,959.04 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                   =$  3,959.04

                                    =============

BNY Mellon Income Stock Fund – Class T

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ -0- ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ -0- ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ -0- ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ -0- --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$-0- ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                   =$ -0-

                                    =============

BNY Mellon Intermediate Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,215,476 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (9,315,196) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (9,109,975) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$(18,425,171) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	(17,209,965) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$ N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                        =============

BNY Mellon Intermediate Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 152,981,771 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (166,471,259) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (117,127,059) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (283,598,318) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(130,616,547) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                          =============

BNY Mellon International Appreciation Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 5,078,670 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (12,276,859) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (283,358,198) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (295,635,057) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ - ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (290,556,387) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                         =============

BNY Mellon International Appreciation Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 249,113 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (3,395,282) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (540,082) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (3,935,364) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (3,686,251) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  -0-

                                                                       =============

BNY Mellon International Equity Income Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 10,431,141 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (12,519,547) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (3,419,852) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (15,939,399) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (5,508,258) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$   0

                                                                          =============

BNY Mellon International Equity Income Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 97,963,455 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (55,937,132) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (10,606,551) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (66,543,683) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 31,419,772 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ -0- ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 3,641.55 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$  -0-

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$  3,641.55

                                                                          =============

BNY Mellon International Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 12,370,510 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (23,542,043) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (14,212,609) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (37,754,652) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (25,384,142) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$       0

                                                                       =============

BNY Mellon International Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 169,587,357 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (243,709,088) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (589,850,835) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (833,559,923) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (663,972,566) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    n/a

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ -0-

                                                                  =============

BNY Mellon Large Cap Market Opportunities Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 191,706 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (300,399) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (1,338,777) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (1,639,176) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (1,447,470) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  0

                                                                       =============

BNY Mellon Large Cap Market Opportunities Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 7,974,724 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (25,281,654) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (116,063,304) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (141,344,958) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (133,370,234) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    n/a

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                        =$ -0-

                                                                        =============

BNY Mellon Large-Cap Stock Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 657,501 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (4,354,112) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (8,112,541) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (12,466,653) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (11,809,152) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  -0-

                                                                          =============

BNY Mellon Large-Cap Stock Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 29,357,515 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (104,524,357) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (1,345,888,061) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (1,450,412,418) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (1,421,054,903) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-

                                                                          =============

BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$5,802,346 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 4,590,867 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 9,173,270 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 13,764,137 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(7,961,791) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  0

                                                                          =============

      BNY Mellon Massachusetts Intermediate Municipal Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$73,789,493 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$124,543,986 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$37,099,005 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$161,642,991 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(87,853,498) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$0

                                                                       ==============

BNY Mellon Mid-Cap Multi-Strategy Fund – Investor Shares

(formerly, BNY Mellon Mid-Cap Stock Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 6,391,993 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (33,415,145) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (27,758,676) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (61,173,821) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (54,781,828) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      + $     N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                           $ -0-

                                                                           =============

BNY Mellon Mid-Cap Multi-Strategy Fund – Class M Shares

(formerly, BNY Mellon Mid-Cap Stock Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 396,311,605 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (266,336,156) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (-) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (266,336,156) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 129,975,449 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (-0-) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 15,064.15 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   15,064.15

                                                                        ==============

BNY Mellon Government Money Market Fund – Investor Shares

(formerly, BNY Mellon Money Market Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 25,740,651.67 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 14,171,815.26 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 1,540,779.03 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 15,712,594.29 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 10,028,057.38 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ -0- ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 1,162.25 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   1,162.25

                                                                          =============

BNY Mellon Government Money Market Fund – Class M Shares

(formerly, BNY Mellon Money Market Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,099,087,774.65 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,243,212,153.59 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 1,095,272,011.46 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 2,338,484,165.05 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(1,239,396,390.40) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-

                                                                          =============

BNY Mellon Municipal Opportunities Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$67,863,407 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$35,881,226 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$12,568,210 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$48,449,436 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$19,413,971 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(0) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$2,250.08 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                         =$2,250.08

                                                                          =============

BNY Mellon Municipal Opportunities Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$379,954,588 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$188,436,751 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$75,467,854 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$263,904,605 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$116,049,983 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(0) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$13,450.19 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                         =$13,450.19

                                                                          =============

BNY Mellon National Intermediate Municipal Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$40,450,485 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$41,884,372 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$18,449,678 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$60,334,050 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(19,883,565) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                             =$0

                                                                          =============

BNY Mellon National Intermediate Municipal Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$479,291,681 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$548,178,549 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$0 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$548,178,549 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(68,886,868) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                         =$0

                                                                          =============

BNY Mellon National Municipal Money Market Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 71,063.90 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 2,365,959.17 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 4,463,400.89 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 6,829,360.06 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (6,758,296.16) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  -0-

                                                                         =============

BNY Mellon National Municipal Money Market Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,112,093,140.95 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ 1,062,025,862.31 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 1,199,967,408.42 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ 2,261,993,270.73 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(1,149,900,129.78) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  -0-

                                                                          =============

BNY Mellon National Short-Term Municipal Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$20,488,357 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$12,880,517 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$19,382,226 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$32,262,743 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(11,774,386) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                           =$0

                                                                       =============

BNY Mellon National Short–Term Municipal Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$353,246,864 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$563,035,624 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$120,794,875 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$683,830,499 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(330,583,635) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                         =$0

                                                                          =============

BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$24,068,691 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$39,701,418 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$21,594,776 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$61,296,194 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(37,227,503) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$ N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                    =============

BNY Mellon New York Intermediate Tax-Exempt Bond – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$2,296,344 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,016,640 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ 5,135,399 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$8,152,039 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(5,855,695) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$ 0

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$0

                                                                    =============

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$2,890,154 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,593,488 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$10,112,813 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$13,706,301 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (10,816,147) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                         =============

BNY Mellon Pennsylvania Intermediate Municipal Bond Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$26,846,953 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$63,118,005 ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$583,914,958 ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$647,032,963 --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(620,186,010) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  -0-

                                                                         =============

BNY Mellon Short-Term U.S. Government Securities – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 47,996 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (2,097,052) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (771,076) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (2,868,128) --------------
+(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (2,820,132) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ -0-

                                                                          =============

BNY Mellon Short-Term U.S. Government Securities Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 138,046,006 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (176,891,385) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (123,211,835) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (300,103,220) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$(162,057,214) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$    N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$ 0

                                                                       =============

BNY Mellon Small-Cap Multi-Strategy Fund – Investor Shares

(formerly, BNY Mellon Small-Cap Stock Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,132,673 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (5,724,662) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (3,048,771) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (8,773,433) --------------
(v)	Net Sales – if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (7,640,760) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      + $ N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$  0

                                                                        -------------

BNY Mellon Small-Cap Multi-Strategy Fund – Class M Shares

(formerly, BNY Mellon Small-Cap Stock Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 102,071,701 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (42,999,303) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (473,816,952) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	-$ (516,816,255) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (414,744,554) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	x .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      + $ N/A

                                                                          -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-

                                                                          =============

BNY Mellon Small/Mid Cap Multi-Strategy Fund – Investor Shares

(formerly, BNY Mellon Small/Mid Cap Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 323,475 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (2,337,406) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (4,211,683) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (6,549,089) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (6,225,614) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$     -0-

                                                                          =============

BNY Mellon Small/Mid Cap Multi-Strategy Fund – Class M Shares

(formerly, BNY Mellon Small/Mid Cap Fund)

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 24,368,365 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (42,342,991) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (244,679,634) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (287,022,625) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ - ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (262,654,260) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$    -0-

                                                                          =============

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Investor Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 0 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (4,973,148) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (2,094,784) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (7,067,932) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0 ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (7,067,932) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ 0 ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   0

                                                                          =============

BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund – Class M Shares

5.    Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 33,234,739 ---------------
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$ (69,907,179) ---------------
(iii)

Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$ (327,757,872) ---------------
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii):	$ (397,665,051) --------------
(v)	Net Sales - if Item 5(I) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ -0- ---------------
(vi)	Redemption credits available for use in future years – if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$ (364,430,312) ---------------
(vii)	Multiplier for determining registration fee (See Instruction C.9):	X .0001159 --------------
(viii)	Registration fee due (multiply Item 5(v) by Item 5(vii) (enter “0” if no fee is due):	=$ -0- ==============

6.    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.    Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

                                                                      +$   N/A

                                                                        -------------

8.    Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$   -0-

                                                                          =============

TOTAL FOR ALL:                                                        =$ 40,897.82

                                                                        ==============

9.    Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

            Method of Delivery:

                        [  X  ]  Wire Transfer

                        [     ]  Mail or other means

SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

      By (Signature and Title)*     /s/ Joseph M. Chioffi

                                    Joseph M. Chioffi

                                    Vice President and Assistant Secretary

      Date: September 28, 2017

* Please print the name and title of the signing officer below the signature.